Summary of Significant Accounting Policies - Schedule of Net Loss Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic Net Loss Per Common Share [Abstract]
Net loss	$ (3,772,008)	$ (923,291)	$ (655,943)	$ (539,617)	$ (4,695,299)	$ (1,195,560)	$ (3,847,637)	$ (4,855,405)
Series B cumulative dividends	126,037		498,670		619,228	991,860	(2,000,160)
Net loss attributable to common stockholders	$ 3,898,045		$ 1,154,613		$ 5,314,527	$ 2,187,420	$ (5,847,797)